Accumulated Other Comprehensive Income	12 Months Ended
Sep. 30, 2017
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 18 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in the components of accumulated other comprehensive income (loss), net of taxes, was as follows:

(in millions)	Foreign Currency Translation	Hedging Activity	Employee Benefit Plans	Total
Year Ended September 30, 2015
Accumulated other comprehensive (loss) income, as of September 30, 2014	(39.5)	9.2	(32.8)	(63.1)
Other comprehensive (loss) income before reclassification	(113.0)	11.3	(12.9)	(114.6)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(27.5)	1.4	(26.1)
Other comprehensive loss	(113.0)	(16.2)	(11.5)	(140.7)
Deferred tax effect	—	5.2	3.9	9.1
Deferred tax valuation allowance	—	(2.2)	(3.4)	(5.6)
Other comprehensive loss, net of tax	(113.0)	(13.2)	(11.0)	(137.2)
Other comprehensive loss attributable to non-controlling interest	(0.2)	—	—	(0.2)
Other comprehensive loss attributable to controlling interest	(112.8)	(13.2)	(11.0)	(137.0)
Accumulated other comprehensive loss, as of September 30, 2015	(152.3)	(4.0)	(43.8)	(200.1)
Year Ended September 30, 2016
Other comprehensive (loss) income before reclassification	(6.2)	11.1	(41.4)	(36.5)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(1.1)	2.4	1.3
Other comprehensive (loss) income	(6.2)	10.0	(39.0)	(35.2)
Deferred tax effect	(2.3)	(2.8)	10.9	5.8
Deferred tax valuation allowance	—	(0.1)	(0.1)	(0.2)
Other comprehensive (loss) income, net of tax	(8.5)	7.1	(28.2)	(29.6)
Other comprehensive loss attributable to non-controlling interest	(0.3)	—	—	(0.3)
Other comprehensive (loss) income attributable to controlling interest	(8.2)	7.1	(28.2)	(29.3)
Accumulated other comprehensive (loss) income, as of September 30, 2016	(160.5)	3.1	(72.0)	(229.4)
Year Ended September 30, 2017
Other comprehensive income (loss) before reclassification	32.0	(31.6)	22.6	23.0
Amounts reclassified from accumulated other comprehensive income (loss)	—	(10.8)	5.5	(5.3)
Other comprehensive income (loss)	32.0	(42.4)	28.1	17.7
Deferred tax effect	(3.1)	13.3	(8.5)	1.7
Deferred tax valuation allowance	0.2	—	—	0.2
Other comprehensive income (loss), net of tax	29.1	(29.1)	19.6	19.6
Other comprehensive loss attributable to non-controlling interest	(0.2)	—	—	(0.2)
Other comprehensive income (loss) attributable to controlling interest	29.3	(29.1)	19.6	19.8
Accumulated other comprehensive loss, as of September 30, 2017	$(131.2)	$(26.0)	$(52.4)	$(209.6)

See Note 13 - Derivatives for further detail on the Company’s derivative hedging activity. See Note 14 - Employee Benefit Plans for further detail over the Company’s defined benefit plans.